STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2020
Ending balance, shares at Dec. 31, 2020
Issuance of common stock to Sponsor	$ 144	24,856		25,000
Issuance of common stock to Sponsor, Shares	1,437,500
Net loss			(2,205)	(2,205)
Ending balance, value at Mar. 31, 2021	$ 144	24,856	(2,205)	22,795
Ending balance, shares at Mar. 31, 2021	1,437,500
Beginning balance, value at Dec. 31, 2020
Beginning balance, shares at Dec. 31, 2020
Ending balance, value at Jun. 30, 2021	$ 167		(876,237)	(876,070)
Ending balance, shares at Jun. 30, 2021	1,667,500
Beginning balance, value at Dec. 31, 2020
Beginning balance, shares at Dec. 31, 2020
Measurement of redeemable shares under ASC 480-10-S99		2,189,214		2,189,214
Allocation of offering costs related to redeemable shares		3,073,727		3,073,727
Sale of public units in initial public offering		(3,211,836)		(3,211,836)
Issuance of common stock to Sponsor	$ 144	24,856		25,000
Issuance of common stock to Sponsor, Shares	1,437,500
Issuance of shares to underwriter	$ 3	254,557		254,560
Issuance of shares to underwriter, Shares	25,456
Sale of private units to insiders	$ 20	2,068,220		2,068,240
Sale of private units to insiders, Shares	206,824
Shares forfeited	$ 16	(16)
Shares forfeited, shares	(164,701)
Accretion of redeemable shares to redemption value		(4,398,754)	(864,190)	(5,262,944)
Net loss			(421,194)	(421,194)
Ending balance, value at Dec. 31, 2021	$ 151		(1,285,384)	(1,285,233)
Ending balance, shares at Dec. 31, 2021	1,505,079
Beginning balance, value at Mar. 31, 2021	$ 144	24,856	(2,205)	22,795
Beginning balance, shares at Mar. 31, 2021	1,437,500
Sale of public units in initial public offering	$ 500	49,999,500		50,000,000
Issuance of shares to underwriter	$ 3	249,997		250,000
Issuance of shares to underwriter, Shares	25,000
Sale of private units to insiders	$ 20	2,049,980		2,050,000
Net loss			(37,184)	(37,184)
Sale of public units in initial public offering, Shares	5,000,000
Sale of private units to insiders	205,000
Underwriter’s compensation		(2,500,000)		(2,500,000)
Initial measurement of Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital	$ (500)	(49,784,500)		(49,785,000)
Initial measurement of Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital, Shares	(5,000,000)
Offering costs		(661,681)		(661,681)
Deduction for increase of carrying value of redeemable shares		(2,526,237)	(836,848)	(3,363,085)
Allocation of offering costs to common stock subject to redemption		3,148,085		3,148,085
Ending balance, value at Jun. 30, 2021	$ 167		(876,237)	(876,070)
Ending balance, shares at Jun. 30, 2021	1,667,500
Beginning balance, value at Dec. 31, 2021	$ 151		(1,285,384)	(1,285,233)
Beginning balance, shares at Dec. 31, 2021	1,505,079
Net loss			(440,603)	(440,603)
Ending balance, value at Mar. 31, 2022	$ 151		(1,725,987)	(1,725,836)
Ending balance, shares at Mar. 31, 2022	1,505,079
Beginning balance, value at Dec. 31, 2021	$ 151		(1,285,384)	(1,285,233)
Beginning balance, shares at Dec. 31, 2021	1,505,079
Ending balance, value at Jun. 30, 2022	$ 151		(1,884,173)	(1,884,022)
Ending balance, shares at Jun. 30, 2022	1,505,079
Beginning balance, value at Mar. 31, 2022	$ 151		(1,725,987)	(1,725,836)
Beginning balance, shares at Mar. 31, 2022	1,505,079
Net loss			(152,162)	(152,162)
Subsequent measurement of common stock subject to redemption (interest earned on trust account)			(6,024)	(6,024)
Ending balance, value at Jun. 30, 2022	$ 151		$ (1,884,173)	$ (1,884,022)
Ending balance, shares at Jun. 30, 2022	1,505,079